Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Trade and other payables, current

	December 31, 2022	December 31, 2021
Supply and manufacturing fees payable	$65,979	$183,298
Other consulting and advisory services	51,658	71,938
Legal and intellectual property (“IP”) advisory fees payable	40,532	1,233,070
Research and development services	31,687	50,088
Other payables	65,116	30,896
Total	$254,972	$1,569,290